Goodwill - Sensitivity to Changes in Assumptions (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Telefónica Spain | Discount rate | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	(0.50%)
Telefónica Spain | Discount rate | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	0.50%
Telefónica Spain | Perpetuity growth rates | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	(0.25%)
Telefónica Spain | Perpetuity growth rates | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	0.25%
Telefónica Spain | OIBDA Margin | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	(2.00%)
Telefónica Spain | OIBDA Margin | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	2.00%
Telefónica Spain | Ratio of CapEx/Revenues | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	(1.00%)
Telefónica Spain | Ratio of CapEx/Revenues | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	1.00%
Telefónica Germany | Discount rate | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	(0.50%)
Telefónica Germany | Discount rate | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	0.50%
Telefónica Germany | Perpetuity growth rates | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	(0.25%)
Telefónica Germany | Perpetuity growth rates | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	0.25%
Telefónica Germany | OIBDA Margin | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	(2.00%)
Telefónica Germany | OIBDA Margin | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	2.00%
Telefónica Germany | Ratio of CapEx/Revenues | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	(1.00%)
Telefónica Germany | Ratio of CapEx/Revenues | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	1.00%
Telefónica United Kingdom | Discount rate | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	(0.50%)
Telefónica United Kingdom | Discount rate | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	0.50%
Telefónica United Kingdom | Perpetuity growth rates | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	(0.25%)
Telefónica United Kingdom | Perpetuity growth rates | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	0.25%
Telefónica United Kingdom | OIBDA Margin | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	(1.50%)
Telefónica United Kingdom | OIBDA Margin | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	1.50%
Telefónica United Kingdom | Ratio of CapEx/Revenues | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	(0.75%)
Telefónica United Kingdom | Ratio of CapEx/Revenues | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	0.75%
Telefónica Brazil | Discount rate | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	(1.00%)
Telefónica Brazil | Discount rate | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	1.00%
Telefónica Brazil | Perpetuity growth rates | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	(1.00%)
Telefónica Brazil | Perpetuity growth rates | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	1.00%
Telefónica Brazil | OIBDA Margin | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	(2.00%)
Telefónica Brazil | OIBDA Margin | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	2.00%
Telefónica Brazil | Ratio of CapEx/Revenues | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	(1.00%)
Telefónica Brazil | Ratio of CapEx/Revenues | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	1.00%
Telefónica México | Perpetuity growth rates | Maximum
Disclosure of detailed information about intangible assets [line items]
Impact for additional goodwill impairment	€ 65
Telefónica México | Weighted Average Cost of Capital (WACC) | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	9.55%
Telefónica México | Weighted Average Cost of Capital (WACC) | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate	10.05%